Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Inventory Abstract
Schedule of inventories

	2025	2024
Finished products	139,488	126,916
Semi-finished products	120,155	94,980
Raw materials	80,434	37,857
Auxiliary materials and consumables	128,503	105,160
Inventory provisions	(54,185)	(39,717)
	414,395	325,196

Schedule of changes in the provision for obsolescence

	2025	2024
Balance at the beginning of the year	(39,717)	(38,510)
Additions	(41,333)	(30,258)
Reversals	28,871	21,663
Foreign exchange gains (losses)	(2,006)	5,445
Divestments	-	1,943
Balance at the end of year	(54,185)	(39,717)